Stockholders' Equity (Deficit) and Mezzanine Equity - Common Stock (Details)	Dec. 31, 2022 $ / shares shares	Aug. 09, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares
Stockholders' Equity Note [Abstract]
Common stock, authorized (in shares)	110,000,000		43,763,126
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, issued (in shares)	36,849,076		6,121,253
Common stock, outstanding (in shares)	36,849,076	37,745,964	6,121,253
Exchange ratio	0.97